Cover	Jun. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2022
Entity File Number	001-31899
Entity Registrant Name	WHITING PETROLEUM CORP
Entity Central Index Key	0001255474
Entity Tax Identification Number	20-0098515
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Lincoln Street
Entity Address, Address Line Two	Suite 4700
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203-4547
City Area Code	303
Local Phone Number	837-1661
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	WLL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false